SUPPLEMENT TO THE
SPARTAN(registered trademark) MUNICIPAL FUNDS'
PROSPECTUS
DATED OCTOBER 25, 1995
On February 20, 1996, Spartan Short-Intermediate Municipal Fund changed its name to Spartan Short-Intermediate Municipal Income Fund, Spartan Intermediate Municipal Fund changed its name to Spartan Intermediate Municipal Income Fund, and Spartan Municipal Income Portfolio changed its name to Spartan Municipal Income Fund.
Effective February 1, 1996, the following information replaces the similar information found in the EXPENSES section beginning on page 6:
The operating expenses on page 7 are projections based on historical expenses, and are calculated as a percentage of average net assets. FMR has voluntarily agreed to temporarily limit the total operating expenses of Spartan Municipal Money to .40% of average net assets. If this agreement was not in effect, the management fee, other expenses, and total operating expenses for Spartan Municipal Money would be .50%, .00%, and .50%, respectively. Expenses eligible for reimbursement do not include interest, taxes, brokerage commissions, or extraordinary expenses.

SPARTAN INTERMEDIATE MUNICIPAL
Operating Expenses


Management fee                  .55%

12b-1 fee                       None

Other expenses                   .00
                                %

Total fund operating expenses   .55%

SPARTAN INTERMEDIATE MUNICIPAL
Examples
      Account    Account
      open       closed

After 1 year     $ 6   $11

After 3 years    $18   $23

After 5 years    $31   $36

After 10 years   $69   $74

The following information replaces the similar information found in the INVESTMENT PRINCIPLES AND RISKS section beginning on page 16:
       SPARTAN SHORT-INTERMEDIATE MUNICIPAL    stresses preservation of
capital by investing in securities judged by FMR to be of equivalent quality to those rated A or better by a nationally recognized rating service. Although the fund can invest in securities of any maturity, the fund, under normal conditions, maintains a dollar-weighted average maturity of between two and five years. The fund normally invests so that 80% or more of its income is free from federal income tax.
SPARTAN INTERMEDIATE MUNICIPAL focuses on securities rated A or above by Moody's or S&P or, if unrated, judged by FMR to be of equivalent quality. Although the fund can invest in securities of any maturity, the fund maintains a dollar-weighted average maturity of between three to 10 years under normal conditions. FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between seven and 10 years. The fund normally invests so that at least 80% of its assets are invested in municipal securities whose interest is free from federal income tax.
SPARTAN MUNICIPAL INCOME invests primarily in municipal bonds judged by FMR to be of investment-grade quality. Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between eight and 18 years. The fund normally invests so that at least 80% of its income is free from federal income tax.
SPARTAN AGGRESSIVE MUNICIPAL invests at least 65% of its total assets in securities rated A or lower by Moody's or S&P or, if unrated, judged by FMR to be of equivalent quality. Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds of comparable
quality with maturities betwee   n 12 and 20 ye    ars. The fund normally
invests so that at least 80% of its assets are invested in municipal securities whose interest is free from federal income tax.
The following information replaces that found on page 5:

















   SMU-96-3 (PAGE 2 OF 4) March 18, 1996
FUND STRATEGY             RISK AND YIELD POTENTIAL
THE RISK LEVEL AND YIELD POTENTIAL OF MONEY MARKET AND BOND FUNDS DEPEND ON THE QUALITY AND MATURITY OF THEIR INVESTMENTS. THE CHART BELOW PRESENTS EACH FUND'S STRATEGY AND EXPLAINS ITS RISK AND YIELD POTENTIAL RELATIVE TO THE OTHER FUNDS IN THIS FAMILY.
Spartan Municipal    Invests primarily in        Because this fund seeks
Money                high-quality, short-term    to maintain a stable
                     municipal securities        $1.00 share price, it is
                     with an average             the safest and lowest
                     maturity of 90 days or      yielding fund in the
                     less.                       family.

                                                 (low risk graphic)

Spartan              Invests primarily in        With its emphasis on
Short-Intermediate   investment-grade            short maturities, this is
Municipal            municipal securities        the most conservative
                     while normally              bond fund in the family.
                     maintaining an average
                     maturity of two to five
                     years.

                                                 (low to medium risk graphic)

Spartan              Invests primarily in        With its emphasis on
Intermediate         investment-grade            intermediate maturities,
Municipal            municipal securities        this is the moderate
                     while normally              member of the family.
                     maintaining an average
                     maturity of between
                     three and 10 years.

                                                 (medium risk graphic)

Spartan Municipal    Invests primarily in        With its emphasis on
Income               municipal securities of     longer-term maturities,
                     investment-grade            this is the moderately
                     quality. Although the       aggressive member of
                     fund can invest in          the family.
                     securities of any
                     maturity, FMR seeks to
                     manage the fund so
                     that it generally reacts
                     to changes in interest
                     rates similarly to
                     municipal bonds with
                     maturities between
                     eight and 18 years.

                                                 (low to medium risk graphic)

   SMU-96-3 (PAGE 3 OF 4) March 18, 1996
FUND STRATEGY             RISK AND YIELD POTENTIAL
THE RISK LEVEL AND YIELD POTENTIAL OF MONEY MARKET AND BOND FUNDS DEPEND ON THE QUALITY AND MATURITY OF THEIR INVESTMENTS. THE CHART BELOW PRESENTS EACH FUND'S STRATEGY AND EXPLAINS ITS RISK AND YIELD POTENTIAL RELATIVE TO THE OTHER FUNDS IN THIS FAMILY.

Spartan Aggressive   Invests primarily in            With its emphasis on
Municipal            medium- and                     medium- and
                     lower-quality municipal         lower-quality securities
                     securities. Although the        with longer-term
                     fund can invest in              maturities, this is the
                     securities of any               most aggressive fund in
                     maturity, FMR seeks to          the family.
                     manage the fund so
                     that it generally reacts
                     to changes in interest
                     rates similarly to
                     municipal bonds of
                     comparable quality with
                     maturities between    12
                        and 20 years.

                                                     (high risk graphic)



   SMU-96-3 (PAGE 4 OF 4) March 18, 1996